SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
14.	SUPPLEMENTAL CASH FLOW INFORMATION

During the year ended December 31, 2021, the Company issued 13,833,333 common shares valued at $1,521,667 for consulting and management services.
During the year ended December 31, 2021, the Company issued 13,777,778 common shares valued at $1,611,020 pursuant to the acquisition of Trucking.
During the year ended December 31, 2020, the Company issued 2,786,667 shares valued at $434,000 to settle accounts payable of $330,227 and issued 4,868,056 shares, valued at $422,000, for consulting services.